Turnover and Segment Information - Turnover by Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Turnover	£ 30,821	£ 30,186	£ 27,889
Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	30,821	30,186	27,889
Pharmaceuticals [member]
Disclosure of operating segments [line items]
Turnover	17,269	17,276	16,104
Pharmaceuticals [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	17,269	17,276	16,104
Vaccines [member]
Disclosure of operating segments [line items]
Turnover	5,894	5,160	4,592
Vaccines [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	5,894	5,160	4,592
Consumer Healthcare [member]
Disclosure of operating segments [line items]
Turnover	7,658	7,750	7,193
Consumer Healthcare [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	£ 7,658	£ 7,750	£ 7,193